STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total Sales	$ 65,450	$ 28,068	$ 98,422	$ 146,179	$ 171,596	$ 145,085
Cost of Sales	0	9,132	0	21,645	21,645	13,023
Gross Profit	65,450	18,936	98,422	124,534	149,951	132,062
Operating Expenses
Marketing	29,068	31,918	29,920	129,657	148,093	23,562
Professional Fees	26,016	22,168	36,016	43,493	51,838	18,442
Consulting	112,055	1,050	151,905	3,050	5,133	316,173
Amortization	6,200	0	8,600	0	4,800	0
General and Administrative	310	347	6,435	4,213	4,459	4,506
Loss on Impairment			0	0	5,000	0
Total Operating Expenses	173,649	55,483	232,876	180,413	219,323	362,683
Net Loss Before Taxes	(108,199)	(36,547)	(134,454)	(55,879)	(69,372)	(230,621)
Provision for Income Tax	0	0	0	46,370	(46,371)	48,430
Net Loss	$ (108,199)	$ (36,547)	$ (134,454)	$ (102,249)	$ (115,743)	$ (182,191)
Net Loss Per share - Basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.02)
Net Loss Per share - Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.02)
Basic weighted average shares used in the calculation of net income per common share	33,510,881	32,170,000	33,510,881	32,170,000	32,170,000	9,372,822
Diluted weighted average shares used in the calculation of net income per common share	33,510,881	32,170,000	33,510,881	32,170,000	32,170,000	9,372,822
Commission Income [Member]
Revenue
Total Sales	$ 0	$ 9,804	$ 12,972	$ 93,151
Distribution Right [Member]
Revenue
Total Sales	65,450	0	85,450	24,960
Product [Member]
Revenue
Total Sales	$ 0	$ 18,264	$ 0	$ 28,068